UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	05/31/14

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2014 (Unaudited)

Registered Investment Companies--99.6%	Shares		Value ($)
Bonds and Notes--50.2%
Dreyfus Bond Market Index Fund,
BASIC Shares	354,809	a	3,764,526
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	138,806	a	2,001,580
Dreyfus High Yield Fund, Cl. I	335,570	a	2,305,366
Dreyfus Intermediate Term Income
Fund, Cl. I	505,963		7,073,362
Dreyfus Short Duration Bond Fund,
Cl. Z	361,298	a	3,808,077
			18,952,911
Domestic Common Stocks--33.0%
Dreyfus Appreciation Fund, Cl.
Investor Shares	38,039	a	2,086,815
Dreyfus Disciplined Stock Fund	34,577	a	1,250,984
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	18,082	a	741,176
Dreyfus Research Growth Fund, Cl.
Z	171,950	a	2,465,760
Dreyfus Small Cap Stock Index Fund	24,633	a	718,549
Dreyfus Strategic Value Fund, Cl.
I	47,909	a	1,993,019
Dreyfus Structured Midcap Fund,
Cl. I	22,721		715,024
Dreyfus U.S. Equity Fund, Cl. I	89,224	a	1,784,486
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	40,097	a	710,926
			12,466,739
Foreign Common Stocks--16.4%
Dreyfus Emerging Markets Fund, Cl.
I	96,756	a	1,007,228

Dreyfus Global Real Estate
Securities Fund, Cl. I	90,084	a	802,651
Dreyfus International Bond Fund,
Cl. I	119,565	a	2,036,189
Dreyfus International Equity Fund,
Cl. I	10,057	a	374,831
Dreyfus International Stock Index
Fund	33,544	a	588,364
Dreyfus International Value Fund,
Cl. I	25,077	a	326,754
Dreyfus/Newton International
Equity Fund, Cl. I	27,932	a	583,495
International Stock Fund, Cl. I	28,072	a	443,545
			6,163,057

Total Investments (cost $33,877,392)	99.6%		37,582,707
Cash and Receivables (Net)	.4%		164,514
Net Assets	100.0%		37,747,221

a Investment in affiliated mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $3,705,315 of which $3,732,491 related to appreciated investment securities and $27,176 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	78.0
Mutual Funds: Foreign	21.6
99.6

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	37,582,707	-	-	37,582,707

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2014 (Unaudited)

Registered Investment Companies--100.1%	Shares		Value ($)
Bonds and Notes--22.4%
Dreyfus Bond Market Index Fund,
BASIC Shares	41,965	a	445,244
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	26,487	a	381,944
Dreyfus High Yield Fund, Cl. I	65,686	a	451,262
Dreyfus International Bond Fund,
Cl. I	22,932	a	390,524
Dreyfus Intermediate Term Income
Fund, Cl. I	97,017	a	1,356,303
Dreyfus Short Duration Bond Fund,
Cl. Z	215,587	a	2,272,291
			5,297,568
Domestic Common Stocks--54.1%
Dreyfus Appreciation Fund, Cl.
Investor Shares	38,370	a	2,104,999
Dreyfus Disciplined Stock Fund	34,477	a	1,247,380
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	21,274	a	872,004
Dreyfus Research Growth Fund, Cl.
Z	191,893	a	2,751,744
Dreyfus Small Cap Stock Index Fund	24,725	a	721,214
Dreyfus Strategic Value Fund, Cl.
I	46,419	a	1,931,048
Dreyfus Structured Midcap Fund,
Cl. I	22,817	a	718,065
Dreyfus U.S. Equity Fund, Cl. I	88,827	a	1,776,548
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	40,399	a	716,282
			12,839,284
Foreign Common Stocks--23.6%
Dreyfus Emerging Markets Fund, Cl.
I	146,363	a	1,523,638
Dreyfus Global Real Estate
Securities Fund, Cl. I	154,321	a	1,374,998
Dreyfus International Equity Fund,
Cl. I	12,006	a	447,476

Dreyfus International Stock Index
Fund	39,143	a	686,570
Dreyfus International Value Fund,
Cl. I	28,239	a	367,960
Dreyfus/Newton International
Equity Fund, Cl. I	32,467	a	678,246
International Stock Fund, Cl. I	32,675	a	516,266
			5,595,154
Total Investments (cost $19,326,820)	100.1%		23,732,006
Liabilities, Less Cash and Receivables	(.1%)		(12,698)
Net Assets	100.0%		23,719,308

a Investment in affiliated mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $4,405,186 of which all was related to appreciated investment securities.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	73.2
Mutual Funds: Foreign	26.9
100.1

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	23,732,006	-	-	23,732,006

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2014 (Unaudited)

Registered Investment Companies--100.0%	Shares		Value ($)
Bonds and Notes--35.5%
Dreyfus Bond Market Index Fund,
BASIC Shares	423,176	a	4,489,894
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	191,425	a	2,760,343
Dreyfus High Yield Fund, Cl. I	455,623	a	3,130,130
Dreyfus Intermediate Term Income
Fund, Cl. I	697,901	a	9,756,652
Dreyfus Short Duration Bond Fund,
Cl. Z	765,904	a	8,072,627
			28,209,646
Domestic Common Stocks--42.7%
Dreyfus Appreciation Fund, Cl.
Investor Shares	104,866	a	5,752,967
Dreyfus Disciplined Stock Fund	94,076	a	3,403,666
Dreyfus Opportunistic Midcap Value
Fund, Cl. I	45,229	a	1,853,951
Dreyfus Research Growth Fund, Cl.
Z	494,138	a	7,085,943
Dreyfus Small Cap Stock Index Fund	65,289	a	1,904,486
Dreyfus Strategic Value Fund, Cl.
I	128,615	a	5,350,376
Dreyfus Structured Midcap Fund,
Cl. I	60,695	a	1,910,058
Dreyfus U.S. Equity Fund, Cl. I	239,770	a	4,795,406
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. I	105,991	a	1,879,213
			33,936,066
Foreign Common Stocks--21.8%
Dreyfus Emerging Markets Fund, Cl.
I	410,776	a	4,276,181
Dreyfus Global Real Estate
Securities Fund, Cl. I	344,503	a	3,069,518
Dreyfus International Bond Fund,
Cl. I	164,771	a	2,806,042
Dreyfus International Equity Fund,
Cl. I	31,378	a	1,169,475
Dreyfus International Stock Index
Fund	104,294	a	1,829,320

Dreyfus International Value Fund,
Cl. I	78,358	a	1,021,005
Dreyfus/Newton International
Equity Fund, Cl. I	85,998	a	1,796,497
International Stock Fund, Cl. I	86,622	a	1,368,627
			17,336,665
Total Investments (cost $69,875,305)	100.0%		79,482,377
Cash and Receivables (Net)	.0%		32,526
Net Assets	100.0%		79,514,903

a Investment in affiliated mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $9,607,072 of which $9,634,085 related to appreciated investment securities and $27,013 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	74.7
Mutual Funds: Foreign	25.3
100.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	79,482,377	-	-	79,482,377

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)